UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21748

Bread & Butter Fund, Inc.

(Exact name of registrant as specified in charter)

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Address of principal executive offices)

 (Zip code)

James B. Potkul

Potkul Capital Management LLC

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: (973) 331-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Bread & Butter Fund

COEUR D'ALENE MINES CORPORATION

Ticker Symbol:CDE	Cusip Number:192108504
Record Date: 3/11/2013	Meeting Date: 5/14/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 01. Linda L Admany 02. Kevin S Crutchfield 03. Sebastian Edwards 04. Randolph E Gress 05. Mitchell J Krebs 06. Robert E Mellor 07. John H Robinson 08. J Kenneth Thompson	For	Issuer	For	With
2	Advisory resolution to approve executive comprensation	Against	Issuer	For	Against
3	Ratification of KPMG LLP as the company's independent registered public accounting firm	For	Issuer	For	With
4	Approve proposal to change state of the company's incorporation from Idaho to Delaware	For	Issuer	For	With

AMERICAN INTERNATIONAL GROUP INC

Ticker Symbol:AIG	Cusip Number:026874784
Record Date: 3/20/2013	Meeting Date: 5/15/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. Robert H Benmosche 1b. W Don Cornwell 1c. John H Fitzpatrick 1d. William G Jurgensen 1e. Christopher S Lynch 1f. Arthur C Martinez 1g. George L Miles Jr. 1h. Henry S Miller 1i. Robert S Miller 1j. Suzanne Nora Johnson 1k. Ronald A Rittenmeyer 1l. Douglas M Steenland 1m. Theresa M Stone	For	Issuer	For	With
2	To Approve the 2013 Omnibus Incentive Plan	For	Issuer	For	With
3	To vote upon a non-binding shareholder resolution to approve executive compensation	For	Issuer	For	With
4	To recommend by non-binding vote the frequency of future executive compensation votes for 1 year	For	Issuer	For	With
5	To act upon a proposal to ratify the selection of PricewaterhouseCoopers LLP as AIGs independent registered public accounting firm for 2013	For	Issuer	For	With
6	To act upon a shareholder proposal relating to restricting service on other boards by directors of AIG	Against	Issuer	Against	With

AVON PRODUCTS INC

Ticker Symbol:AVP	Cusip Number:054303102
Record Date: 3/15/2013	Meeting Date: 5/2/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 01. Douglas R Conant 02. W Don Cornwell 03. V ann Hailey 04. Fred Hassan 05. Maria Elena Lagomasino 06. Sheri S McCoy 07. Ann S Moore 08. Charles H Noski 09. Gary M Rodkin 10. Paula Stern	For	Issuer	For	With
2	Advisory Vote to approve executive compensation	For	Issuer	For	With
3	Approval of 2013 stock incentive plan	For	Issuer	For	With
4	Approval of 2013 - 2017 execitive incentive plan	For	Issuer	For	With
5	Ratification of the appointment of Independent registered public accounting firm	For	Issuer	For	With
6	Resolution requesting a report on substituting safer alternatives in personal care products	Against	Stockholder	Against	With

BECTON, DICKINSON AND COMPANY

Ticker Symbol:BDX	Cusip Number:075887109
Record Date: 12/7/2012	Meeting Date: 1/29/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: a. Basil L Anderson 1b. Henry P Becton Jr. 1c. Catherine M Burzik 1d. Edward F DeGraan 1e. Vincent Forlenza 1f. Claire M Fraser 1g. Christopher Jones 1h. Marshall O Larsen 1i. Adel A F Mahmoud 1j. Gary A Mecklenburg 1k. James F Orr 1l willard J Overlock Jr. 1m Rebecca W Rimel 1n. Bertram L Scott 1o. Alfred Sommer	For	Issuer	For	With
2	Ratification of independent registered public accounting firm	For	Issuer	For	With
3	Advisory vote to approve named executive officer compensation	For	Issuer	For	With
4	Amendment to the company's restated cetificate of Incorporation	For	Issuer	For	With
5	Amendments to the 2004 employee and director equity based compensation plan	For	Issuer	For	With

BERKSHIRE HATHAWAY INC.

Ticker Symbol:BRK-B	Cusip Number:084670702
Record Date: 3/6/2013	Meeting Date: 5/4/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 01. Warren E Buffett 02. Charles T Munger 03. Howard G Buffett 04. Stephen B Burke 05. Susan L Decker 06. William H Gates III 07. David S Gottesman 08. Charlotte Guyman 09. Donald R Keough 10. Thomas S Murphy 11. Ronald L Olson 12. Walter Scott jr. 13. Meryl B Witmer	For	Issuer	For	With
2	Greenhouse Gas and other air emissions	Against	Stockholder	Against	With

CENTRAL GOLDTRUST

Ticker Symbol:GTU	Cusip Number:153546106
Record Date: 2/28/2013	Meeting Date: 4/25/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 01. Brian E Felske 02. Glenn C Fox 03. Bruce D Heagle 04. Ian M T McAvity 05. Michael A Parente 06. J C Stefan Spicer 07. Philip M Spicer	For	Issuer	For	With
2	Re-Appointment of the auditors and authorizing the board of Trustees to fix their remuneration	For	Issuer	For	With

CONSOLIDATED TOMOKA LAND CO

Ticker Symbol:CTO	Cusip Number:210226106
Record Date: 3/1/2013	Meeting Date: 4/24/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1.1 John J Allen 1.2 William L Olivari 1.3 A Chester skinner III 1.4 Thomas P Warlow III	For	Issuer	For	With
2	Ratification of the appointment by our audit committee of Grant Thorton LLP as our independent registered public accounting firm for fiscal year 2013	For	Issuer	For	With
3	Amendment to the 2010 equity incentive	For	Issuer	For	With
4	Advisory vote to approve executive compensation	For	Issuer	For	With

ENSCO PLC

Ticker Symbol:ESV	Cusip Number:G3157S106
Record Date: 3/28/2013	Meeting Date: 5/20/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1,2,3	Election of Directors: 1. Francis S Kalman 2. Roxanne J Decyk 3. Mary Francis	For	Issuer	For	With
10	To adopt the articles of association	For	Issuer	For	With
11	To approve the terms of the proposed purchase agreement or agreements providing for the purchase by the company of Class A ordinary shares for up to US $2 billion in aggregate	For	Issuer	For	With
4	To Ratify the audit committee's appointment of KPMG LLP as our US independent registered public accounting firm for the year ended 31 December 2013	For	Issuer	For	With
5	To re-appoint KPMG Audit Plc as our UK statutory auditros under the UK Cos Act 2006	For	Issuer	For	With
6	To authorize the Audit Committee to determine our UK statutory auditors remuneration	For	Issuer	For	With
7	A non-binding advisory vote to approve the compensation of our named executive officers	For	Issuer	For	With
8	A non-binding advisory vote to approve the Directors Remuneration Report for the Year ended 31 December 2012	For	Issuer	For	With
9	A non-binding advisory vote to approve the reports of the auditors and the directors and the UK statutory accounts for the year ended 31 December 2012	For	Issuer	For	With

GENERAL MOTORS COMPANY

Ticker Symbol:GM	Cusip Number:37045V100
Record Date: 4/8/2013	Meeting Date: 6/6/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. Daniel F alerson 1b. David Bonderman 1c. Erroll B Davis Jr. 1d. Stephen J Girsky 1e. E Neville Isdell 1f. Robert D Krebs 1g. Kathryn V Marinello 1h. Michael G Mullen 1i. James J Mulva 1j. Patricia F Russo 1k. Thomas M Schoewe 1l. Theodore M solso 1m. Carol M Stephenson 1n. Cynthia A Telles	For	Issuer	For	With
2	Ratification of Deloitte & Touche LLP as GMs independent registered public accounting firm for 2013	For	Issuer	For	With
3	Advisory vote to approve executive compensation	For	Issuer	For	With
4	Independent Board Chairman	Against	Stockholder	Against	With
5	Executive Stock Retention	Against	Stockholder	Against	With

GOLDCORP INC.

Ticker Symbol:GG	Cusip Number:380956409
Record Date: 3/18/2013	Meeting Date: 5/2/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
A	Election of Directors: 01. John P Bell 02. Beverley A Briscoe 03. Peter J Dey 04. Douglas M Holtby 05. Charles A Jeannes 06. P Randy Reifel 07. A Dan Rovig 08. Ian W Telfer 09. Blanca Trevino 10. Kenneth F Williamson	For	Issuer	For	With
B	Appointment of Delloitte LLP Independent registered chartered accountants as auditors of the company and authorizing the directors to fix their remuneration	For	Issuer	For	With
C	A resolution approving certain amendments to the restricted share unit plan of the company	Against	Issuer	For	Against
D	A Non-Binding resolution accepting the company's approach to executive compensation	Against	Issuer	For	Against

JOHNSON & JOHNSON

Ticker Symbol:JNJ	Cusip Number:478160104
Record Date: 2/26/2013	Meeting Date: 4/25/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. Mary Sue Coleman 1b. James G Cullen 1c. Ian E L Davis 1d. Alex Gorsky 1e. Michael M E Johns 1f. Susan L Lindquist 1g. Anne M Mulcahy1h. Leo F Mullin 1i. William D Perez 1j. Charles Prince 1k. A Eugene Washington 1l. Ronald A Williams	For	Issuer	For	With
2	Advisory Vote to approve named executive officer compensation	For	Issuer	For	With
3	Ratification of appointment of PricewaterhouseCoopersLLP as independent registered public accounting firm for 2013	For	Issuer	For	With
4	Executives to retain significant stock	Against	Stockholder	Against	With
5	Political Contributions and Corporate values	Against	Stockholder	Against	With
6	Independent Board Chairman	Against	Stockholder	Against	With

LOEWS CORPORATION

Ticker Symbol:L	Cusip Number:540424108
Record Date: 3/20/2013	Meeting Date: 5/14/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. Lawrence S. Bacow 1b.Ann E Berman 1c. Joseph L Bower 1d. Charles M Diker 1e. Jacob A Frenkel 1f. Paul J Fribourg 1g. Walter L Harris 1h. Philip A Laskawy 1i. Ken Miller 1j. Gloria Scott 1k. Andrew H Tisch 1l. James S Tisch 1m. Jonathon M Tisch	For	Issuer	For	With
2	Approve on an advisory basis exceutive compensation	For	Issuer	For	With
3	Ratify Deloitte & Touche LLP as independent auditors	For	Issuer	For	With

NEWMONT MINING CORPORATION

Ticker Symbol:NEM	Cusip Number:651639106
Record Date: 2/25/2013	Meeting Date: 4/24/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. B R Brook 1b. J K Bucknor 1c. V A Calarco 1d. J A Carrabba 1e. N Doyle 1f. G J Goldberg 1g. V M Hagen 1h. J Nelson 1i. D C Roth 1j. S R Thompson	For	Issuer	For	With
2	Ratify the appointment of PricewaterhouseCoopers LLP as the independent auditors for 2013	For	Issuer	For	With
3	Advisory resolution to approve named executive compensation	Against	Issuer	For	Against
4	Approve the 2013 stock incnetive plan	Against	Issuer	For	Against
5	Approve the performance pay plan	For	Issuer	For	With

NOBLE CORPORATION

Ticker Symbol:NE	Cusip Number:H5833N103
Record Date: 3/1/2012	Meeting Date: 4/26/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 01. Michael A Cawley 02. Gordon T Hall 03. Ashley Almanza	For	Issuer	For	With
2	Approval of the 2012 annual report	For	Issuer	For	With
3	Approval of the dividend payment funded from capital contribution reserve in the amount of USD $1.00 per share	For	Issuer	For	With
4	Appointment of PricewaterhouseCoopers LLP as independent registered public accounting form for fiscal year 2013	For	Issuer	For	With
5	Approval of the discharge of the members of the Board of Directors and the executive officers of the company	For	Issuer	For	With
6	Approval on an advisory basis of the compensation of the company's named executive officers	Against	Issuer	For	Against
7	Approval of an extension of Board authorityto issue authorized share capital share capital until April 25 2015	For	Issuer	For	With

PENGROWTH ENERGY CORPORATION

Ticker Symbol:PGH	Cusip Number:70706P104
Record Date: 5/24/2013	Meeting Date: 6/25/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Appointment of KPMG LLP as auditors of the corporation for the ensuing year and authorizing the directors to fix their remuneration	For	Issuer	For	With
02	Election of Directors: 01. Derek W Evans 02. John B Zaozirny 03. Wayne K Foo 04. Kelvin B Johnston 05. James D Mc Farland 06. Michael S Parrett 07. A Terence Poole 08. Barry D Stewart	For	Issuer	For	With
03	To consider and if deemed advisable approve an ordinary resolution authorizing and reapproving unallocated awards ussuable pursuant to the long term incentive plan of the corporation	Against	Issuer	For	Against
04	To consider and if deemed advisable approve an ordinary resolution approving certain amendments to the long term incentive plan of the corporation	Abstained	Issuer	For	Against
05	To consider and if redeemed advisable approve an ordinary resolution to confirm and ratify the advance notice by-law of the corporation	For	Issuer	For	With
06	To vote in an advisory non-binding capacity on a resolution to accept the corporations approach to executive compensation	Against	Issuer	For	Against

PFIZER INC

Ticker Symbol:PFE	Cusip Number:717081103
Record Date: 2/27/2013	Meeting Date: 4/25/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election Directors: 1a. Dennis A Ausiello 1b. M Anthony Burns 1c. W Don Cornwell 1d. Frances D Fergusson 1e. William H Gray III 1f. Helen H Hobbs 1g. Constance J Horner 1h. James M Kilts 1i. George A Lorch 1j. Suzanne Nora Johnson 1k. Ian C Read 1l. Stephen W Sanger 1m. Marc Tessier-Lavigne	For	Issuer	For	With
2	Ratify KPMG LLP as independent registered public accountig firm for 2013	For	Issuer	For	With
3	Advisory approval of executive compensation	Against	Issuer	For	Against
4	Executive equity retention	Against	Stockholder	Against	With
5	Action by written consent	Against	Stockholder	Against	With

PHILIP MORRIS INTERNATIONAL INC

Ticker Symbol:PM	Cusip Number:718172109
Record Date: 3/15/2013	Meeting Date: 5/8/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a Harold Brown 1b. Mathis Cabiallavetta 1c. Andre Calantzopoulos 1d. Louis C Camalleri 1e. J Dudley Fishburn 1f. Jennifer Li 1g. Graham Mackay 1h. Sergio Mrchionne 1i. Kalpana Morparia 1j. Lucio A Noto 1k. Robert B Polet 1l. Carlos Slim Helu 1m. Stephen M Wolf	For	Issuer	For	With
2	Ratification of the selection of independent auditors	For	Issuer	For	With
3	Advisory Resolution approving executive compensation	For	Issuer	For	With

SMITHFIELD FOODS INC

Ticker Symbol:SFD	Cusip Number:832248108
Record Date: 7/13/2012	Meeting Date: 9/19/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 01. Joseph W Luter II 02. C Larry Pope 03. Wendell H Murphy Sr. 04. Paul S Trible Jr.	For	Issuer	For	With
2a	Approve the amendment to the company's article of incorporation to declassify the board of directors	For	Issuer	For	With
2b	To approve an amendment to the company's articles of incorporation to eliminate the supermajority voting requirementfor amendingor repealing certain provisions of the Company's articles of incorpration	For	Issuer	For	With
3	To ratify the selection of Ernst & Young LLP as the company's independent auditors for the fiscal year ending April 28 2013	For	Issuer	For	With
4	To consider and act on an advisory vote to approve named executive officer compensation	For	Issuer	For	With

STATOIL ASA

Ticker Symbol:STO	Cusip Number:85771P102
Record Date: 4/5/2013	Meeting Date: 5/14/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	Declaration on stipulation of salary and other remuneration for executive management	For	Issuer	For	With
11	Determination of remuneration for the company's external auditor for 2012	For	Issuer	For	With
12	Amendment of articles of association	For	Issuer	For	With
13	Determination of remuneration for the corporate asembly	For	Issuer	For	With
14	Election of member to the nomination committee	For	Issuer	For	With
15	Determination of remuneration for the nomination committee	For	Issuer	For	With
16	Authorization to acquire Statoil ASA shares in the market in order to continue operation of the share saving plan for employees	For	Issuer	For	With
17	Authorization to acquire Statoil Asa shares in the market for subsequent annulment	For	Issuer	For	With
3	Election of chair for the meeting	For	Issuer	For	With
4	Approval of the notice and the agenda	For	Issuer	For	With
5	Election of two persons to co-sign the minutes together with the chair of the meeting	For	Issuer	For	With
6	Approval of the annual report and the accounts for Statoil ASA and the Statoil group 2012	For	Issuer	For	With
7	Proposal on the activities of Statoil activities in Canada	Against	Stockholder	Against	With
8	Proposal regarding Statoil's activities in the Arctic	Against	Stockholder	Against	With
9	Report on Coorporate governance	For	Issuer	For	With

TYSON FOODS INC

Ticker Symbol:TSN	Cusip Number:902494103
Record Date: 12/3/2012	Meeting Date: 2/1/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election Directors: 1a. John Tyson 1b. Kathleen M Bader 1c. Guardie E Banister Jr. 1d. Jim Kever 1e. Kevein M McNamara 1f. Brad T Sauer 1g. Robert Thurber 1h. Barbara A Tyson 1i. lbert C Zapanta	For	Issuer	For	With
2	Approve the amendment and restatement of the Tyson Foods Inc 2000 stock incentive plan	For	Issuer	For	With
3	Approve the amendment and restatement of the Tyson Foods Inc. employee stock purchase plan	For	Issuer	For	With
4	Ratify the slection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the fiscal year ending September 28, 2013	For	Issuer	For	With
5	To consider and act upon such other business as may properly come before the annual meeting of shareholders	For	Issuer	For/Against	With

VODAPHONE GROUP PLC

Ticker Symbol:VOD	Cusip Number:92857W209
Record Date: 6/1/2012	Meeting Date: 7/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To receive the company's accounts and reports of the directors and the auditor for the year ended 31 March 2012	For	Issuer	For	With
14	To approve a final dividend of 6.47 pence per ordinary share	For	Issuer	For	With
15	To approve the remuneration report of the board for the year ended 31 March 2012	For	Issuer	For	With
16	To re-appoint Deloitte LLP as auditor	For	Issuer	For	With
17	To athorize the audit and risk committee to determine the remuneration of the auditor	For	Issuer	For	With
18	To authorize the directors to allot shares	For	Issuer	For	With
19	To authorize the directors to dis-apply pre-emption rights'	For	Issuer	For	With
20	To authorize the company to purchase its own shares	For	Issuer	For	With
21	To authorize political donations and expenditure	For	Issuer	For	With
2-13	Election of Directors: 02. Gerard Kleisterlee 03. Vittorio Colao 04. Andy Halford 05. Stephen Pusey 06. Renee James 07. Alan Jebson 08.Samuel Jonah 09. Nick Land 10. Anne Lauvergeon 11. Luc Vandevelde 12. Anthony Watson 13. Philip Yea	For	Issuer	For	With
22	To authorize the calling of a general meeting other than an Annual General Meeting on not less than 14 clear days notice	For	Issuer	For	With

WAL-MART STORES INC

Ticker Symbol:WMT	Cusip Number:931142103
Record Date: 4/11/2013	Meeting Date: 6/7/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1. Aida M Alvarez 1b. James I Cash Jr 1c. Roger C Corbett 1d. Douglas N Daft 1e. Michael T Duke 1f. Timothy P Flynn 1g. Marissa A Mayer 1h. Gregory B Penner 1i. Steven S Reinemund 1j. H Lee Scott Jr. 1k. Jim C Walton 1l. S Robson Walton 1m. Christopher J Williams 1n. Linda S Wolf	For	Issuer	For	With
2	Ratification of Ernst & Young LLP as independent Accountants	For	Issuer	For	With
3	Advisory Vote to approve named executive officer compensation	Against	Issuer	For	Against
4	Approval of the Wal-Mart Stores Inc. Management incentive plan as amended	Against	Issuer	For	Against
5	Special Shareowner Meeting Right	Against	Stockholder	Against	With
6	Equity Retention Requirement	Against	Stockholder	Against	With
7	Independent Chairman	Against	Stockholder	Against	With
8	Request for Annual Report on Recoupment of executive pay	Against	Stockholder	Against	With

YAHOO INC.

Ticker Symbol:YHOO	Cusip Number:984332106
Record Date: 4/26/2013	Meeting Date: 6/25/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a. John D Hayes 1b. Susan M James 1c. Max R Levchin 1d. Peter Liguori 1e. Daniel S Loeb 1f. Marissa A Mayer 1g. Thomas J McInerney 1h. Maynard G Webb Jr. 1i. Harry J Wilson 1j. Michael J Wolf	For	Issuer	For	With
2	Approval on an advisory basis the company's executive compensation	For	Issuer	For	With
3	Ratification of the appoitment of Independent Registered Public accountig firm	For	Issuer	For	With
4	Social responsibility report if properly presented at the annual meeting	Against	Stockholder	Against	With
5	Political disclosure and accountability if properly presented at the meeting	Against	Stockholder	Against	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/James B. Potkul

* /s/James B. Potkul

President/Principal Financial Officer

Date: July 24, 2013

*Print the name and title of each signing officer under his or her signature.